S-K 1603, SPAC Sponsor; Conflicts of Interest	Feb. 10, 2026
Spac Sponsor And Conflicts Of Interest Line Items
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual Entity Entity’s Business AffiliationKervin Pillay Euphoria Capital Investments Director         Apex Poly Advisory LLC Advisory Business Services Director         Blueprint Managers LLC Advisory Business Services  Director         All Blue Capital (BVI) Limited Investments Director         Paddington Partners 88 LLC Special purpose acquisition company sponsor  Manager and Chief Executive Officer       Haydar Haba Andra Capital LLC Investments Chief Executive Officer       Richard Jhang StratMinds VC, LLC

Andra Capital LLC

Rand Protocol, S.L. Spain  Investments

Investments

Technology  Partner

Partner

Director Joel Leonoff Kort Payments Inc. Payments Chairman and Chief Executive Officer Vesalius Longevity Labs Healthcare products Director